Taxation (Tables)	12 Months Ended
Sep. 30, 2024
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended
	September 30,
	2024	2023	2022
Current income tax (benefit) expenses	$(83,025)	$141,539	$483,443
Deferred income tax benefit	(42,266)	(94,533)	(314,008)
Total income tax (benefit) expenses	$(125,291)	$47,006	$169,435

Schedule of Actual Provision for Income Taxes

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended
	September 30,
	2024	2023	2022
Income (loss) before income taxes	$(3,665,700)	$110,389	$1,113,561
Income tax expenses computed at statutory EIT rate of 25%	(916,425)	27,597	278,390
Reconciling items:
Effect of preferred tax rate	657,287	(14,264)	(102,578)
Additional deduction for R&D expenses	(45,377)	(45,247)	(27,585)
Change in valuation allowance	164,582	53,964	13,660
Tax effect of non-deductible items	14,642	24,956	7,548
Income tax (benefit) expenses	(125,291)	47,006	169,435
Effective tax rates	$3.4%	$42.6%	$15.2%

Schedule of Components of the Deferred Tax Assets and Deferred Tax Liabilities

As of September 30, 2024 and 2023, the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of September 30,
	2024	2023
Deferred tax assets:
Allowance for credit loss	$213,390	$510,542
Inventories write-down	37,746	36,193
Impairment of equipment	-	33,768
Net operating loss carry forwards	78,210	52,359
Deferred tax assets, gross	329,346	632,862
Less: valuation allowance	(78,210)	(59,879)
Deferred tax assets, net	$251,136	$572,983
Deferred tax liability:
Depreciation*	138,220	506,111
Deferred tax liability, net	138,220	506,111
Net deferred tax asset:	$112,916	$66,872
*	The PRC income tax laws and regulations allow the Group to deduct certain machinery and equipment’s depreciation once for all at the time of purchase which is in excess of the related depreciation under accounting.